Guarantees, commitments and risks - Other information about financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2021
Guarantees, commitments and risks
Financial assets at fair value through profit or loss	€ 8,251	€ 6,301
Non-hedging and trading derivatives	2,006			€ (611)
Other investments valued at fair value	1,202	1,294	€ 957	1,294
Trade receivables and other	21,396			19,124
Financing receivables	3,415			6,140
Securities	56			53
Trade payables and other	25,897			21,941
Financing payables	26,917	27,794		27,794
Net assets (liabilities) for hedging derivatives	(129)			€ 96
Financial assets at fair value through profit or loss, Income (expense) recognized in profit and loss account	(55)	11	€ 31
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	(1,723)	597
Other investments valued at fair value, Income (expense) recognized in profit and loss account	351	230
Other investments valued at fair value, Income (expense) recognized in other comprehensive income	56	105
Trade receivables and other, Income (expense) recognized in profit and loss account	31	(226)
Financing receivables, Income (expense) recognized in profit and loss account	(16)	39
Trade payables and other, Income (expense) recognized in profit and loss account	53	(80)
Financing payables, Income (expense) recognized in profit and loss account	(692)	(250)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in profit and loss account	(4,677)	215
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in other comprehensive income	794	(1,264)
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	1,736	903
Financial income (expense)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	13	306
Trade receivables and other, Income (expense) recognized in profit and loss account	16	53
Financing receivables, Income (expense) recognized in profit and loss account	86	53
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	15	18
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	568	487
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	47	279
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	€ 111	€ 25